Tax Matters - Deferred Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,416	€ 6,682	€ 7,631
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,741	2,884	€ 3,828
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,416	6,682
Deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,530	5,110
Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,416	6,682
Telefonica, S.A. | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,741	2,884
Telefonica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,448	1,459
Telefonica, S.A. | Deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,227	€ 2,339